U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 24F2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f2



        1.     Name and address of issuer:

               T. Rowe Price Diversified Mid- Cap Growth Fund, Inc. 100 East Pratt Street
               Baltimore, MD 21202

        2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
               check the box but do not list series or classes):   /x/

        3.     Investment Company Act File Number:  811-21454

               Securities Act File Number:  333-109958

        4a. Last day of fiscal year for which this Form is filed:

               December 31, 2008

        4b.    / /  Check box if this Form is being filed late
               (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
               Instruction A.2.)

               Note: If the Form is being filed late, interest must be paid on the registration fee due.

        4c. / / Check box if this is the last time the issuer will be filing the Form.

        5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                 $38,736,461.08


        (ii)    Aggregate price of securities redeemed
                or repurchased during the fiscal year:           $35,935,359.07


        (iii)   Aggregate price of securities redeemed
                or repurchased during any prior fiscal year
                ending no earlier than October 11, 1995
                that were not previously used to reduce
                registration fees payable to the Commission:              $-0-

        (iv)    Total available redemption credits
                [add items 5(ii) and 5(iii)]:                    $35,935,359.07


        (v)     Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv) from
                Item 5(i):                                       $2,801,102.01


        (vi)    Redemption credits available for use in future
                years - if Item 5(I)is less than Item 5(iv)
                [subtract Item 5(iv) from Item 5(I)]:                     $-0-

        (vii)   Multiplier for determining registration fee (See
                Instruction C.9):                                   x  .0000393

        (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter 0 if no fee is due):        $110.08

        6.      Prepaid Shares

                If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

       7.       Interest due - if this Form is being
                filed more than 90 days after the end
                of the issuers fiscal year (see
                Instruction D):                                           $-0-

       8.       Total of the amount of the registration
                fee due plus any interest due [line 5(viii)
                plus line 7]:                                        $110.08

       9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: on or about March 3, 2009.

                Method of delivery:     Wire transfer

                SIGNATURES

                This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                Gregory K. Hinkle, Treasurer
                By (Signature and Title)*

                March 3, 2009